CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q2) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017		Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 13,804		$ 5,409	[1]			$ 8,063
Interest-earning deposits with banks	35,600		3,647	[1]			18,086
Cash and cash equivalents	49,404		9,056	[1]	$ 18,131		26,149	$ 4,813
Certificates of deposit with banks	1,498		1,498	[1]			1,498
Investment securities available for sale, at fair value (amortized cost $29,182)	28,202		30,486
Investment securities available for sale, at fair value (amortized cost $32,067)			31,112	[1]			27,063
Equity securities	713		0	[1]
Federal Home Loan Bank stock, at cost	1,050		1,341	[1]			942
Loans	374,026		348,679	[1]			308,492
Less: Allowance for loan and lease losses	(3,844)	$ (3,780)	(3,599)	[1]	(3,213)	$ (3,471)	(3,393)	(3,723)
Net Loans	370,182		345,080	[1]			305,099
Bank owned life insurance	7,295		7,197	[1]			1,498
Accrued interest receivable	1,140		1,078	[1]			945
Bank premises, equipment and software	6,258		6,466	[1]			6,388
Foreclosed assets	1,971		789	[1]	$ 583		1,011	$ 1,994
Core deposit intangible, net of accumulated amortization of $728 and $711 at June 30, 2018 and December 31, 2017, respectively	56		73	[1]			117
Other assets	3,085		2,928	[1]			4,207
Total Assets	470,854		406,618	[1]			374,917
Liabilities and Stockholders' Equity
Non-interest-earning demand deposits	66,793		49,199	[1]			38,593
Interest-earning demand deposits	126,108		115,396	[1]			99,084
Savings	23,610		22,066	[1]			21,059
Time deposits	176,768		153,992	[1]			159,929
Total deposits	393,279		340,653	[1]			318,665
Capital lease obligation	174		207	[1]			268
Federal Home Loan Bank advances	16,100		23,600	[1]			14,100
Long term subordinated debt	9,713		9,676	[1]			9,605
Accrued interest payable	360		292	[1]			287
Other liabilities	3,027		3,071	[1]			2,959
Total liabilities	422,653		377,499	[1]			345,884
Common stock warrant	426		426	[1]			426
Common stock, $2.50 par value; 10,000,000 shares authorized; 7,156,987 and 4,657,880 shares issued and outstanding	17,892		11,645	[1]			11,627
Additional paid-in capital	25,214		13,008	[1]			12,988
Retained earnings	5,420		4,772	[1]			4,241
Accumulated other comprehensive loss	(751)		(732)	[1]			(249)
Total stockholders' equity	48,201		29,119	[1]			29,033
Total Liabilities and Stockholders' Equity	$ 470,854		$ 406,618	[1]			$ 374,917

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.